Income Taxes - Net Income Before Tax Split (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Examination [Line Items]
Income/(loss) before income taxes	$ 2,047.2	$ 80.1	$ 78.7
United Kingdom
Income Tax Examination [Line Items]
Income/(loss) before income taxes	1,687.4	72.6	33.4
Bermuda
Income Tax Examination [Line Items]
Income/(loss) before income taxes	341.2	(0.3)	40.0
Republic of Ireland
Income Tax Examination [Line Items]
Income/(loss) before income taxes	18.6	3.9	5.5
U.S.
Income Tax Examination [Line Items]
Income/(loss) before income taxes	0.0	0.0	(0.2)
Belgium
Income Tax Examination [Line Items]
Income/(loss) before income taxes	$ 0.0	$ 3.9	$ 0.0